HIGH INCOME
FUND
----------------------------------

MAY 31, 2001





SEMIANNUAL REPORT

PAINEWEBBER HIGH INCOME FUND                                   SEMIANNUAL REPORT

Dear Shareholder,                                              July 15, 2001

We present you with the semiannual report for PaineWebber High Income Fund for the six months ended May 31, 2001.

MARKET REVIEW
[GRAPHIC] The six months ended May 31, 2001 was an exercise in uncertainty, as a prolonged manufacturing slowdown and persistent corporate earnings weakness continue to plague the economy. The Federal Reserve (the "Fed") took steps to coax the economy into a new era of sustainable growth with an unprecedented six consecutive rate cuts in six months. When the Fed lowered the federal funds rate by 25 basis points (one basis point equals 1/100 of 1%) to 3.75% on June 28, the rate reached its lowest point since April 1994. As a result, interest rates dropped 2.75% since early January. The latest rate cut on June 28 was 25 basis points, a reduction from the prior 50 basis point rate cut; this may have signaled that the Fed is now waiting for the economy to adjust to the new rates. Furthermore, rebates resulting from the $1.35 trillion federal tax cut may bolster economic activity when they begin arriving in taxpayers' mailboxes this summer.

       A record splurge of corporate bond issues also dominated the landscape in 2001, as spread sectors - including high-yield and investment-grade bonds - continued to perform particularly well. A record of more than $80 billion in new issues poured into the market in May, with $11 billion coming from the high-yield sector. Continued troubles in the telecommunications sector, credit quality problems and a larger outflow of investor funds from the high-yield market post-period illustrate the continued volatility in the sector.

[SIDENOTE]

We are pleased to announce that Mitchell Hutchins Asset Management Inc. has changed its name to Brinson Advisors, Inc. on May 1, 2001. Brinson Advisors is a member of UBS Asset Management, a global financial leader with more than $360 billion in assets under management.

Brinson Advisors delivers the investment capabilities of UBS Asset Management. Our objective is to offer long-term, value-added investment expertise and superior client service. We bring together all of the elements of investment solutions for our clients:

- A global perspective on markets and economies

(continued on page 5)

PORTFOLIO REVIEW

Fund performance during the six months ended May 31, 2001 was disappointing. The Fund's returns lagged those of its benchmarks, the CS First Boston High Yield Bond Index and Lipper High Current Yield Funds Median. The Fund's Class A shares returned 2.70% (before the deduction of sales charges) during the period compared to gains of 8.04% for the Index and 7.12% for the Median. We attribute this underperformance to liquidity conditions during the period, as potential credit defaults became a serious concern with some issues in the portfolio.

   Communications, among the Fund's heaviest weighted sectors during the previous reporting period, affected performance significantly; the sector was a drag on performance throughout the industry in general. During the period, the Fund diversified its holdings to include short-term U.S. government agency obligations, now among the Fund's top five sectors at 8.2% of net assets. Cable, hotels/gaming, communications (fixed), and services comprised the remainder of the top five sectors at period-end.

   The Fund's overall investment quality also improved during the reporting period, as its exposure to non-rated investments dropped in half from 10.9% of net assets to 5.1%. Weighted average duration remained stable from the last reporting period, as the market priced in Federal Reserve rate cuts. More than 8% of the Fund's assets are held in cash in order to allow the flexibility to diversify further in the coming months.


AVERAGE ANNUAL TOTAL RETURNS, PERIODS ENDED 5/31/01

                                        6 MONTHS     1 YEAR       5 YEARS     INCEPTION(0)
Before Deducting      Class A*            2.70%      -14.35%       -2.54%        6.67%
Maximum Sales Charge  Class B**           2.32       -14.83        -3.25         4.38
                      Class C+            2.18       -14.78        -3.06         1.75
                      Class Y++           2.84       -13.94         N/A        -10.46

After Deducting       Class A*           -1.35       -17.82        -3.33         6.41
Maximum Sales Charge  Class B**          -2.52       -18.63        -3.49         4.38
                      Class C+            1.46       -15.35        -3.06         1.75

CS First Boston High Yield Bond Index     8.04         3.51         4.98         N/A
Lipper High Current Yield Funds Median    7.12         0.33         3.67         8.92

     Past performance is no guarantee of future performance. The investment return and the principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns for periods of one year or less are cumulative. The performance data quoted assumes reinvestment of all dividends and capital gains.

     Lipper peer group data calculated by Lipper, Inc.; used with permission. The Lipper Median is the return of the fund that places in the middle of the peer group.

(O) Inception: since commencement of issuance on August 31, 1984 for Class A shares, July 1, 1991 for Class B shares, July 2, 1992 for Class C shares and February 20, 1998 for Class Y shares. Index and Lipper Median performance is shown as of inception of oldest share class: August 31, 1984.

* Maximum sales charge for Class A shares is 4% of the public offering price. Class A shares bear ongoing 12b-1 service fees.

** Maximum contingent deferred sales charge for Class B shares is 5% and is reduced to 0% after six years. Class B shares bear ongoing 12b-1 distribution and service fees.

+ Maximum contingent deferred sales charge for Class C shares is 0.75% and is reduced to 0% after one year. Class C shares bear ongoing 12b-1 distribution and service fees.

++ The Fund offers Class Y shares to a limited group of eligible investors. Class Y shares do not bear initial or contingent deferred sales charges or ongoing 12b-1 distribution and service fees.

[SIDENOTE]

PAINEWEBBER HIGH
INCOME FUND

INVESTMENT GOAL:
High Income

PORTFOLIO
MANAGER/SUBADVISOR:
Robert J. Manning
John F. Addeo
Massachusetts Financial
Services Company (MFS)

COMMENCEMENT:
August 31, 1984 (Class A)
July 1, 1991 (Class B)
July 2, 1992 (Class C)
February 20, 1998
(Class Y)

DIVIDEND PAYMENTS:
Monthly

PROPOSED MERGER ANNOUNCEMENT

The Fund's board of trustees has approved the submission to its shareholders of an Agreement and Plan of Reorganization and Termination under which the Fund would transfer substantially all of its assets and liabilities to Brinson High Yield Fund. If the Fund's shareholders approve the proposed merger, shareholders will receive like shares of the Brinson High Yield Fund in exchange for their Fund shares and the Fund will cease operations. The merger is expected to be a tax-free reorganization, which means that the Fund's shareholders will not realize any gain or loss on their receipt of shares in the merger and neither the Fund nor the Brinson High Yield Fund will realize any gain or loss. Proxy solicitation materials that will be mailed to the Fund's shareholders will provide more information about the proposed merger. Investors may continue to buy, sell and exchange Fund shares as described in the current prospectus prior to the shareholder meeting. If shareholders sell or exchange Fund shares, however, the sale generally will be subject to federal income tax on any gain realized. If the merger proposal is approved, the Fund expects to close to new purchases and exchange purchases approximately five business days prior to the date on which the merger is to be effected.

PORTFOLIO STATISTICS

CHARACTERISTICS*                         5/31/01                  11/30/00
Net Assets (mm)                            $147.3                 $167.1
Weighted Avg Duration                         3.81 yrs               3.96 yrs
Weighted Avg Maturity                         6.97 yrs               7.78 yrs


CREDIT QUALITY*                            5/31/01                11/30/00
Cash & Equivalents                            8.2%                   9.5%
BB & Higher                                  29.1                   26.3
B                                            48.6                   44.9
CCC & Lower                                   5.5                    3.4
Non-Rated                                     5.1                   10.9
Equity/Preferred                              3.5                    5.0
--------------------------------------------------------------------------------
Total                                       100.0%                 100.0%


* Weightings represent percentages of net assets as of the dates indicated. The Fund's portfolio is actively managed and its composition will vary over time.

TOP FIVE SECTORS*                    5/31/01                                       11/30/00
Cable                                  13.8%     Communications (fixed)               12.5%
Communications (fixed)                 10.3      Cable                                 9.9
Short-Term U.S. Government                       Service                               6.7
  Agency Obligations                    8.2      Energy                                5.9
Service                                 6.1      Hotels/Gaming                         4.2
Hotels/Gaming                           5.0
-----------------------------------------------------------------------------------------------
Total                                  43.4%     Total                                39.2%

TOP TEN HOLDINGS*                   5/31/01                                     11/30/00
NuCO2                                  3.1%   NuCO2                                 2.7%
R&B Falcon                             2.9    Earthwatch                            2.5
Tenet Healthcare                       2.4    R&B Falcon                            2.4
MGM Grand                              2.2    Airplanes Pass-Through Trust          2.3
Host Marriott                          2.1    Nextel International                  2.0
Station Casinos                        2.1    Tenet Healthcare                      2.0
Allied Waste North America             2.1    MGM Grand                             1.8
Airplanes Pass-Through Trust           2.1    Host Marriott                         1.8
Knology Holdings                       2.0    Station Casinos                       1.8
Telewest                               1.9    Pride International                   1.7
-----------------------------------------------------------------------------------------------
Total                                 22.9%   Total                                 21.0%

* Weightings represent percentages of net assets as of the dates indicated. The Fund's portfolio is actively managed and its composition will vary over time.

OUTLOOK

[GRAPHIC] The high income sector as a whole remains volatile and credit concerns will almost certainly continue for many high-yield issues during 2001. Until the market finally bottoms out and begins a full recovery, we expect uncertainty to continue as the sector includes a mix of securities with very high yields and equally high risk. Certainly, mixed economic news has not slowed the rush of new issues during 2001, and we believe that this rush of new funds could spur capital investment, which combined with interest rate cuts and income tax rebates could lead to economic reinvigoration.

Our ultimate objective in managing your investments is to help you successfully meet your financial goals. We thank you for your continued support and welcome any comments or questions you may have. For more information on the Brinson Funds,(1) please contact your investment professional or visit us at www.ubspainewebber.com.

Sincerely,

/s/ Brian M. Storms

Brian M. Storms
President and Chief Executive Officer
Brinson Advisors, Inc.


ROBERT J. MANNING
JOHN F. ADDEO
Portfolio Managers
Massachusetts Financial Services
(MFS) Company
PaineWebber High Income Fund


        This letter is intended to assist shareholders in understanding how the fund performed during the six months ended May 31, 2001, and reflects our views at the time of its writing. Of course, these views may change in response to changing circumstances. We encourage you to consult your investment professional regarding your personal investment program.

(1) Mutual funds are sold by prospectus only. The prospectuses for the funds contain more complete information regarding risks, charges and expenses, and should be read carefully before investing.


[SIDENOTE]

(continued)
- An all-encompassing philosophy for valuing markets, currencies and securities around the world based on price/value discrepancies derived from fundamental research

- Innovative thought leadership and investment ideas

- A dedication to providing personal client service and personalized business solutions.

PAINEWEBBER HIGH INCOME FUND

PERFORMANCE RESULTS (UNAUDITED)

                                           NET ASSET VALUE                                    TOTAL RETURN(1)
                                                                                    12 MONTHS            6 MONTHS
                                  05/31/01        11/30/00        05/31/00         ENDED 5/31/01       ENDED 05/31/01
Class A Shares                     $3.77           $3.90            $4.97             (14.35)%              2.70%
Class B Shares                      3.77            3.90             4.96             (14.83)               2.32
Class C Shares                      3.77            3.91             4.97             (14.78)               2.18


PERFORMANCE SUMMARY CLASS A SHARES

                                   NET ASSET VALUE            CAPITAL GAINS
PERIOD COVERED                   BEGINNING        ENDING        DISTRIBUTED      DIVIDENDS PAID(2)      TOTAL RETURN(1)
08/31/84-12/31/84                $  9.57         $  9.80          $0.0100               $0.3717              6.46%
1985                                9.80           10.38           --                    1.4080             21.67
1986                               10.38           10.36           0.0250                1.4160             14.27
1987                               10.36            8.88           0.0475                1.3010             (1.98)
1988                                8.88            8.44           --                    1.2317              9.13
1989                                8.44            7.26           --                    1.0687             (1.83)
1990                                7.26            5.70           --                    0.9744             (8.53)
1991                                5.70            7.23           --                    1.0159             47.02
1992                                7.23            7.93           --                    0.9698             24.06
1993                                7.93            8.77           --                    0.8894             22.74
1994                                8.77            6.96           --                    0.8576            (11.69)
1995                                6.96            6.92           --                    0.7879             10.96
1996                                6.92            7.39           --                    0.7001             17.73
1997                                7.39            7.64           --                    0.6727             12.98
1998                                7.64            6.54           --                    0.6627             (6.22)
1999                                6.54            6.37           --                    0.6975              8.55
2000                                6.37            3.94           --                    0.5778            (30.56)
01/01/01- 05/31/01                  3.94            3.77           --                    0.2017              0.68
---------------------------------------------------------------------------------------------------------------------------
                                                          Totals: $0.0825              $15.8046
---------------------------------------------------------------------------------------------------------------------------
                                                                   CUMULATIVE TOTAL RETURN AS OF 05/31/01: 195.29%
---------------------------------------------------------------------------------------------------------------------------


PERFORMANCE SUMMARY CLASS B SHARES

                                    NET ASSET VALUE             CAPITAL GAINS
PERIOD COVERED                   BEGINNING        ENDING        DISTRIBUTED      DIVIDENDS PAID(2)      TOTAL RETURN(1)
07/01/91-12/31/91                  $6.85           $7.22           --                   $0.4960             12.92%
1992                                7.22            7.92           --                    0.9037             23.07
1993                                7.92            8.77           --                    0.8237             21.97
1994                                8.77            6.96           --                    0.7969            (12.34)
1995                                6.96            6.92           --                    0.7344             10.15
1996                                6.92            7.38           --                    0.6466             16.70
1997                                7.38            7.64           --                    0.6163             12.31
1998                                7.64            6.53           --                    0.6071             (7.06)
1999                                6.53            6.36           --                    0.6473              7.71
2000                                6.36            3.93           --                    0.5389            (31.15)
01/01/01- 05/31/01                  3.93            3.77           --                    0.1889              0.62
---------------------------------------------------------------------------------------------------------------------------
                                                          Totals: $0.0000               $6.9998
---------------------------------------------------------------------------------------------------------------------------
                                                                    CUMULATIVE TOTAL RETURN AS OF 05/31/01: 52.99%
---------------------------------------------------------------------------------------------------------------------------

(1) Figures assume reinvestment of all dividends and other distributions at net asset value on the ex-dividend dates and do not include sales charges; results for each class would be lower if sales charges were included. Total investment return for periods less than one year has not been annualized.

(2)  Certain distributions may contain short-term capital gains.

     The data above represents past performance of the Fund's shares, which is no guarantee of future results. The principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

PERFORMANCE RESULTS (UNAUDITED) (CONCLUDED)

PERFORMANCE SUMMARY CLASS C SHARES

                                    NET ASSET VALUE             CAPITAL GAINS
PERIOD COVERED                   BEGINNING        ENDING        DISTRIBUTED      DIVIDENDS PAID(2)      TOTAL RETURN(1)
07/02/92-12/31/92                  $7.80           $7.94           --                   $0.4041              7.07%
1993                                7.94            8.79           --                    0.8456             22.22
1994                                8.79            6.97           --                    0.8185            (12.20)
1995                                6.97            6.93           --                    0.7528             10.40
1996                                6.93            7.40           --                    0.6653             17.13
1997                                7.40            7.65           --                    0.6360             12.42
1998                                7.65            6.55           --                    0.6269             (6.66)
1999                                6.55            6.38           --                    0.6658              8.01
2000                                6.38            3.94           --                    0.5532            (31.01)
01/01/01- 05/31/01                  3.94            3.77           --                    0.1935              0.47
---------------------------------------------------------------------------------------------------------------------------
                                                          Totals:   $0.0000             $6.1617
---------------------------------------------------------------------------------------------------------------------------
                                                                    CUMULATIVE TOTAL RETURN AS OF 05/31/01: 16.72%
---------------------------------------------------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(1)

                                                % RETURN WITHOUT DEDUCTING          % RETURN AFTER DEDUCTING
                                                   MAXIMUM SALES CHARGE               MAXIMUM SALES CHARGE
                                                           CLASS                              CLASS
                                                  A*         B**         C***        A*          B**        C***
Twelve Months Ended 06/30/01                    (17.97)%    (18.80)%   (18.54)%    (21.29)%    (22.42)%   (19.08)%
Five Years Ended 06/30/01                        (3.13)      (3.92)     (3.65)      (3.93)      (4.16)     (3.65)
Ten Years Ended 06/30/01                          4.59         N/A        N/A        4.15        N/A        N/A
Commencement of Operations Through 06/30/01+      6.45        4.02       1.39        6.19        4.02       1.39

(1) Figures assume reinvestment of all dividends and other distributions at net asset value on the ex-dividend dates and do not include sales charges; results would be lower if sales charges were included. Total return for periods less than one year has not been annualized.
(2)  Certain distributions may contain short-term capital gains.
* Maximum sales charge for Class A shares is 4% of the public offering price. Class A shares bear ongoing 12b-1 service fees.
** Maximum contingent deferred sales charge for Class B shares is 5% and is reduced to 0% after 6 years. Class B shares bear ongoing 12b-1 distribution and service fees.
*** Maximum contingent deferred sales charge for Class C shares is 0.75% and is reduced to 0% after 1 year. Class C shares bear ongoing 12b-1 distribution and service fees.
+ Commencement of issuance dates are August 31, 1984, July 1, 1991 and July 2, 1992 for Class A, Class B and Class C shares, respectively.

Note: The Fund offers Class Y shares to a limited group of investors. For the six months ended May 31, 2001 and since inception, February 20, 1998 through May 31, 2001, Class Y shares have a total return of 2.84% and (30.39)%, respectively. For the twelve months ended June 30, 2001 and for the period since inception through June 30, 2001, Class Y shares had an average annual total return of (17.98)% and (11.10)%, respectively. Class Y shares do not have initial or contingent deferred sales charges or ongoing 12b-1 distribution and service fees.

The data above represents past performance of the Fund's shares, which is no guarantee of future results. The principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

PORTFOLIO OF INVESTMENTS                               MAY 31, 2001(UNAUDITED)

PRINCIPAL
AMOUNT                                                                MATURITY            INTEREST
(000)                                                                  DATES                RATES       VALUE
CORPORATE BONDS--85.60%
AEROSPACE--2.04%
$  2,920  BE Aerospace, Inc.                                          11/01/08               9.500%  $ 2,060,000
     920  K & F Industries, Inc.                                      10/15/07               9.250       945,300
                                                                                                     -----------
                                                                                                       3,005,300
                                                                                                     -----------
AUTOMOTIVE--0.88%
   3,500  J.L. French Automotive Castings                             06/01/09              11.500     1,295,000
                                                                                                     -----------
BROADCASTING--3.09%
   2,000  Echostar DBS Corp.                                          02/01/09               9.375     2,020,000
   2,500  Paxson Communications Corp.                                 10/01/02              11.625     2,531,250
                                                                                                     -----------
                                                                                                       4,551,250
                                                                                                     -----------
BUILDING PRODUCTS-CEMENT--0.67%
   1,000  American Standard, Inc.                                     02/01/08               7.375       990,000
                                                                                                     -----------
CABLE--13.77%
   1,650  Adelphia Communications Corp.                               02/01/08               8.375     1,542,750
   2,500  Charter Communication Holdings**                            04/01/07               8.250     2,381,250
   2,050  CSC Holdings, Inc.                                          08/15/09               8.125     2,070,377
   2,000  Frontiervision Operating Partners LP                        10/15/06              11.000     2,065,000
   9,595  Knology Holdings, Inc.                                      10/15/07              11.875+    2,974,450
   2,500  Lin Holdings Corp.                                          03/01/08              10.000+    1,962,500
   2,000  NTL, Inc.                                                   10/01/08              11.500     1,600,000
     600  Pecunia 1 Vermogensverwaltung                               07/15/10              14.000       600,000
   1,250  Telemundo Holdings, Inc.                                    08/15/08              11.500+      953,125
   3,000  Telewest PLC                                                10/01/06               9.625     2,790,000
   5,375  United Pan Europe Communications                            08/01/09              12.500+    1,343,750
                                                                                                     -----------
                                                                                                      20,283,202
                                                                                                     -----------
CHEMICALS--3.27%
   2,200  Huntsman ICI Chemicals LLC                                  07/01/09              10.125     2,219,250
   1,000  Lyondell Chemical Co.                                       05/01/07               9.875     1,042,500
   2,000  Sterling Chemicals, Inc.                                    07/15/06              12.375     1,560,000
                                                                                                     -----------
                                                                                                       4,821,750
                                                                                                     -----------
COMMERCIAL SERVICES--2.81%
   2,000  Iron Mountain, Inc.                                         09/30/09               8.750     2,020,000
   2,000  P&L Coal Holdings Corp.                                     05/15/08               9.625     2,125,000
                                                                                                     -----------
                                                                                                       4,145,000
                                                                                                     -----------
COMMUNICATIONS-FIXED--10.15%
   2,285  Allegiance Telecom, Inc.                                    05/15/08              12.875     2,125,050
   2,000  Benedek Communications Corp.                                05/15/06              13.250+    1,180,000
   1,000  Colt Telecom Group PLC                                      12/15/06              12.000+    1,000,000
     435  Exodus Communications, Inc.                                 07/15/10              11.625       287,100
   2,000  Global Crossing Holdings Ltd.**                             11/15/09               9.500     1,830,000
   2,000  Globix Corp.**                                              02/01/10              12.500       760,000
   2,000  Hyperion Telecommunications, Inc.                           11/01/07              12.000       840,000
   2,000  KMC Telecom Holdings, Inc.                                  05/15/09              13.500       380,000

PRINCIPAL
AMOUNT                                                                 MATURITY            INTEREST
(000)                                                                   DATES                RATES               VALUE
CORPORATE BONDS--(CONTINUED)
COMMUNICATIONS-FIXED--(CONCLUDED)
$  2,000  Level 3 Communications, Inc.**                              05/01/08               9.125%          $ 1,240,000
   2,500  Metromedia Fiber Network, Inc.                              11/15/08              10.000             1,400,000
   1,125  NEXTLINK Communications, Inc.                               06/01/09              10.750               483,750
   3,000  NorthEast Optic Network, Inc.                               08/15/08              12.750             1,200,000
   6,400  Pathnet, Inc.                                               04/15/08              12.250               448,000
   2,000  Tele1 Europe BV                                             05/15/09              13.000             1,710,000
     700  Viatel, Inc.                                                04/15/08              12.500+               63,000
                                                                                                             -----------
                                                                                                              14,946,900
                                                                                                             -----------
COMMUNICATIONS-MOBILE--2.81%
     850  Crown Castle International Corp.                            08/01/11              10.750               875,500
   3,000  Nextel Communications, Inc.                                 02/15/08               9.950+            1,965,000
   3,050  Nextel International, Inc.                            04/15/08 to 08/01/10   12.125 to 12.750+       1,290,500
                                                                                                             -----------
                                                                                                               4,131,000
                                                                                                             -----------
COMPUTER SOFTWARE & SERVICES--1.33%
     500  PSINet, Inc.                                                08/01/09              11.000                45,000
   2,000  Unisys Corp.                                                04/01/08               7.875             1,915,000
                                                                                                             -----------
                                                                                                               1,960,000
                                                                                                             -----------
CONSUMER MANUFACTURING--0.88%
   3,000  Desa International, Inc.                                    12/15/07               9.875             1,290,000
                                                                                                             -----------
ELECTRICAL EQUIPMENT--1.33%
   2,000  Telecorp PCS, Inc.                                          07/15/10              10.625             1,965,000
                                                                                                             -----------
ENERGY--3.72%
   3,308  Orion Refining Corp.**++                                    11/15/04              10.000+            1,157,726
   3,750  R & B Falcon Corp.                                          12/15/08               9.500             4,325,775
                                                                                                             -----------
                                                                                                               5,483,501
                                                                                                             -----------
ENERGY, RESERVES & PRODUCTION--0.59%
     825  HS Resources, Inc.                                          11/15/06               9.250               870,375
                                                                                                             -----------
FINANCE--2.09%
   4,939  Airplanes Pass-Through Trust                                03/15/19              10.875             3,070,413
   9,000  Superior National Insurance Group++(b)                      12/01/17              10.750                     0
                                                                                                             -----------
                                                                                                               3,070,413
                                                                                                             -----------
FINANCE-CONSUMER--1.29%
   2,000  Williams Scotsman, Inc.                                     06/01/07               9.875             1,900,000
                                                                                                             -----------
FOREST PRODUCTS--1.20%
   1,860  Buckeye Technologies, Inc. .                                10/15/10               8.000             1,767,000
                                                                                                             -----------
GAMING--2.14%
      15  Boyd Gaming Corp.                                           07/15/07               9.500                14,625
   3,000  Station Casinos                                             07/01/10               9.875             3,131,250
                                                                                                             -----------
                                                                                                               3,145,875
                                                                                                             -----------
GENERAL INDUSTRIAL--0.90%
   2,250 Blount, Inc.                                                 08/01/09              13.000             1,327,500
                                                                                                             -----------

PRINCIPAL
AMOUNT                                                                 MATURITY            INTEREST
(000)                                                                   DATES                RATES       VALUE
CORPORATE BONDS--(CONTINUED)
HEALTHCARE--3.34%
$  1,325  HCA-The Healthcare Co.                                      02/01/11               7.875%  $ 1,326,656
   3,470  Tenet Healthcare Corp.                                      12/01/08               8.125     3,591,450
                                                                                                     -----------
                                                                                                       4,918,106
                                                                                                     -----------
HOTEL, MOTEL OR LODGING--3.84%
   1,000  Aztar Corp.                                                 05/15/07               8.875     1,012,500
   1,495  HMH Properties, Inc.                                        12/01/08               8.450     1,495,000
   3,150  Host Marriott L.P.                                          02/15/06               8.375     3,150,000
                                                                                                     -----------
                                                                                                       5,657,500
                                                                                                     -----------
HOTELS/GAMING--5.04%
   2,000  Mandalay Resort Group                                       08/01/08               9.500     2,120,000
   3,000  MGM Grand, Inc.                                             06/01/07               9.750     3,217,500
   2,000  Park Place Entertainment Corp.                              09/15/08               8.875     2,085,000
                                                                                                     -----------
                                                                                                       7,422,500
                                                                                                     -----------
INDUSTRIAL SERVICES & SUPPLIES--0.67%
   1,000  Nortek, Inc.                                                03/15/07               9.250       987,500
                                                                                                     -----------
INSURANCE--0.69%
   1,000  Willis Corroon Corp.                                        02/01/09               9.000     1,010,000
                                                                                                     -----------
MACHINERY (DIVERSIFIED)--0.90%
   1,500  Argo Tech Corp.                                             10/01/07               8.625     1,320,000
                                                                                                     -----------
MEDIA--1.69%
   1,500  Chancellor Media Corp.                                      11/01/08               8.000     1,548,750
  11,831  Inter Act Systems, Inc.**++                                 08/01/03              14.000+      946,466
                                                                                                     -----------
                                                                                                       2,495,216
                                                                                                     -----------
METALS--0.58%
     885  Earle M. Jorgensen Co.                                      04/01/05               9.500       774,375
   5,125  Metal Management, Inc.++(b)                                 05/15/08              10.000        76,875
                                                                                                     -----------
                                                                                                         851,250
                                                                                                     -----------
METALS & MINING--0.76%
   1,000  Ball Corp.                                                  08/01/08               8.250     1,010,000
     100  P&L Coal Holdings Corp.                                     05/15/08               8.875       105,750
                                                                                                     -----------
                                                                                                       1,115,750
                                                                                                     -----------
PAPER & PACKAGING--0.90%
   1,000  Buckeye Cellulose Corp.                                     12/15/05               8.500       990,000
     500  Gaylord Container Corp.                                     06/15/07               9.750       337,500
                                                                                                     -----------
                                                                                                       1,327,500
                                                                                                     -----------
PUBLISHING--0.25%
     350  Hollinger International Publishing, Inc.                    03/15/07               9.250       360,500
                                                                                                     -----------

PRINCIPAL
AMOUNT                                                                MATURITY            INTEREST
(000)                                                                  DATES                RATES       VALUE
CORPORATE BONDS--(CONCLUDED)
REAL ESTATE--1.32%
$  2,000  D.R. Horton, Inc.                                           02/01/09               8.000%  $ 1,940,000
                                                                                                     -----------
SERVICE--5.96%
   3,000  Allied Waste North America, Inc.                            08/01/09              10.000     3,101,250
   5,500  American Eco Corp.++(b)                                     05/15/08               9.625        48,125
   1,000  Kindercare Learning Center, Inc.                            02/15/09               9.500     1,000,000
   5,000  NuC02, Inc.++                                               10/31/04              12.000     4,500,000
   4,250  Premier Graphics, Inc. (b)                                  12/01/05              11.500       127,500
                                                                                                     -----------
                                                                                                       8,776,875
                                                                                                     -----------
SPECIALTY PURPOSE ENTITY--0.09%
     175  Ono Finance PLC.                                            05/01/09              13.000       136,500
                                                                                                     -----------
TELEPHONE--0.35%
   1,000  Versatel Telecom International                              05/15/08              13.250       515,000
                                                                                                     -----------
TEXTILE MILL PRODUCTS--1.02%
   1,500  Simmons Co.                                                 03/15/09              10.250     1,500,000
                                                                                                     -----------
TRANSPORTATION--1.98%
   2,398  Atlantic Express Transportation Corp.                       02/01/04              10.750     1,564,695
   1,500  Stena AB                                                    06/15/07               8.750     1,350,000
                                                                                                     -----------
                                                                                                       2,914,695
                                                                                                     -----------
WIRELESS TELECOMMUNICATIONS--1.26%
   2,000  Spectrasite Holdings, Inc.                                  03/15/10              10.750     1,860,000
                                                                                                     -----------
Total Corporate Bonds (cost--$189,216,465)                                                           126,057,958
                                                                                                     -----------

 NUMBER
   OF
 SHARES
COMMON STOCKS (a)--0.64%
CABLE--0.00%
  16,995  Knology Holdings, Inc.                                                                             170
  79,417  Park 'N View, Inc.                                                                                 794
                                                                                                     -----------
                                                                                                             964
                                                                                                     -----------
COMMUNICATIONS-FIXED--0.13%
  61,644  Tele 1 Europe BV                                                                               189,247
                                                                                                     -----------
ENERGY--0.00%
  18,123  Orion Refining Corp.++                                                                               0
                                                                                                     -----------
FOOD & BEVERAGE--0.10%
  74,223  Packaged Ice, Inc.                                                                             144,735
                                                                                                     -----------
GENERAL INDUSTRIAL--0.14%
   1,400  Communications & Power++                                                                       210,000
                                                                                                     -----------
RETAIL--0.27%
 640,011  Samuels Jewelers, Inc.++                                                                       403,207
                                                                                                     -----------
SERVICE--0.00%
 664,249  Waste Systems International, Inc.++                                                                  0
                                                                                                     -----------

 NUMBER
   OF
 SHARES                                                                                               VALUE
COMMON STOCKS (a)--(CONCLUDED)
TELECOMMUNICATIONS--0.00%
      75  RCN Corp.                                                                                 $        416
                                                                                                     -----------
Total Common Stocks (cost--$9,222,152)                                                                   948,569
                                                                                                     -----------
PREFERRED STOCKS--2.49%
COMMUNICATIONS-FIXED--0.01%
   2,218  ICG Holdings, Inc. (a)                                                                          11,090
                                                                                                     -----------
ENERGY--0.02%
   1,556  Orion Refining Corp.++(a)                                                                       23,340
                                                                                                     -----------
GENERAL INDUSTRIAL--1.10%
  39,639  Communications & Power++(a)                                                                  1,625,199
                                                                                                     -----------
HEALTHCARE--1.34%
2,000,000 Fresenius Medical Care Capital Trust                                                         1,975,000
                                                                                                     -----------
MEDIA--0.01%
  19,500  Inter Act Systems, Inc.**++(a)                                                                  19,500
                                                                                                     -----------
RESTAURANTS--0.00%
      59  American Restaurant Group, Inc. (a)(c)                                                               0
                                                                                                     -----------
SERVICE--0.01%
   5,428  Waste Systems International, Inc.++(a)                                                           5,428
                                                                                                     -----------
TECHNOLOGY--0.00%
 332,221  Earthwatch, Inc. (a)                                                                             3,322
                                                                                                     -----------
Total Preferred Stocks (cost--$18,364,349)                                                             3,662,879
                                                                                                     -----------

 NUMBER
   OF
WARRANTS
WARRANTS (a)--0.33%
CABLE--0.00%
  10,000  UIH Australia Pacific, Inc.                                                                      2,500
                                                                                                     -----------
COMMUNICATIONS-FIXED--0.00%
   6,275  Pathnet, Inc.                                                                                       63
  26,250  Wam! Net, Inc.                                                                                     262
                                                                                                     -----------
                                                                                                             325
                                                                                                     -----------
COMMUNICATIONS-MOBILE--0.21%
  15,750  McCaw International Ltd.                                                                       313,031
                                                                                                     -----------
FINANCIAL SERVICES--0.00%
   6,000  Olympic Financial Ltd.                                                                              60
                                                                                                     -----------
GENERAL INDUSTRIAL--0.00%
   8,400  SabreLiner Corp.++                                                                                   0
                                                                                                     -----------

 NUMBER
   OF
WARRANTS                                                                                              VALUE
WARRANTS (a)--(CONCLUDED)
MEDIA--0.02%
  19,500  Inter Act Electronic Marketing, Inc.++                                                     $       195
  19,500  Inter Act Systems, Inc.++                                                                       19,500
                                                                                                     -----------
                                                                                                          19,695
                                                                                                     -----------
RETAIL--0.00%
  13,146  Samuels Jewelers, Inc.++                                                                           132
                                                                                                     -----------
SERVICE--0.10%
 109,290  NuCO2, Inc.                                                                                    147,542
                                                                                                     -----------
TECHNOLOGY--0.00%
  13,700  Electronic Retailing Systems International, Inc.                                                   137
                                                                                                     -----------
Total Warrants (cost--$529,766)                                                                          483,422
                                                                                                     ===========

PRINCIPAL
 AMOUNT                                                               MATURITY          INTEREST
  (000)                                                                 DATE              RATE
SHORT-TERM U.S. AGENCY OBLIGATION--8.20%
 $12,070  Federal National Mortgage Association Discount Notes
          (cost--$12,070,000)                                          06/01/01          4.090%@      12,070,000
                                                                                                    ------------
Total Investments (cost--$229,402,732)--97.26%                                                       143,222,828
Other assets in excess of liabilities--2.74% .                                                         4,034,365
                                                                                                    ------------
Net Assets--100.00%                                                                                 $147,257,193
                                                                                                    ============

---------------
@    Yield to maturity for discounted securities.
++   Illiquid securities representing 6.14% of net assets.
+ Denotes a step up bond or zero coupon bond that converts to the noted fixed rate at a designated future date.
** Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(a)  Non-income producing securities.
(b)  Bond interest in default.
(c) Security is being fair valued by a management committee under the direction of the board of directors.


                     See accompanying notes to financial statements

STATEMENT OF ASSETS AND LIABILITIES                                                       MAY 31, 2001(UNAUDITED)
ASSETS
Investments in securities, at value (cost--$229,402,732)                                           $ 143,222,828
Cash                                                                                                         722
Receivable for investments sold                                                                        1,318,086
Interest receivable                                                                                    3,185,957
Receivable for shares of beneficial interest sold                                                         94,617
Other assets                                                                                              26,894
                                                                                                   -------------
Total assets                                                                                         147,849,104
                                                                                                   -------------

LIABILITIES
Payable for shares of beneficial interest repurchased                                                    256,169
Payable to affiliate                                                                                     124,170
Dividends payable                                                                                         90,155
Accrued expenses and other liabilities                                                                   121,417
                                                                                                   -------------
Total liabilities                                                                                        591,911
                                                                                                   -------------

NET ASSETS
Beneficial interest--$0.001 par value (unlimited amount authorized)                                   470,196,301
Undistributed net investment income                                                                       664,844
Accumulated net realized losses from investments                                                    (237,424,048)
Net unrealized depreciation of investments                                                           (86,179,904)
                                                                                                   --------------
Net assets                                                                                         $ 147,257,193
                                                                                                   ==============

CLASS A:
Net assets                                                                                         $  92,824,758
                                                                                                   -------------
Shares outstanding                                                                                    24,627,209
                                                                                                   -------------
Net asset value and redemption value per share                                                             $3.77
                                                                                                           =====
Maximum offering price per share (net asset value plus sales charge of 4.00% of offering price)            $3.93
                                                                                                           =====
CLASS B:
Net assets                                                                                         $  26,777,962
                                                                                                   -------------
Shares outstanding                                                                                     7,109,901
                                                                                                   -------------
Net asset value and offering price per share                                                               $3.77
                                                                                                           =====
CLASS C:
Net assets                                                                                         $  27,299,016
                                                                                                   -------------
Shares outstanding                                                                                     7,232,752
                                                                                                   -------------
Net asset value and offering price per share                                                               $3.77
                                                                                                           =====
CLASS Y:
Net assets                                                                                           $   355,457
                                                                                                     -----------
Shares outstanding                                                                                        94,363
                                                                                                     -----------
Net asset value, offering price and redemption value per share                                             $3.77
                                                                                                           =====


                        See accompanying notes to financial statements

STATEMENT OF OPERATIONS

                                                                                                         FOR THE
                                                                                                      SIX MONTHS
                                                                                                           ENDED
                                                                                                    MAY 31, 2001
                                                                                                     (UNAUDITED)
INVESTMENT INCOME:
Interest and dividends                                                                              $10,245,770
                                                                                                    -----------
EXPENSES:
Investment advisory and administration                                                                  398,094
Service fees--Class A                                                                                   125,176
Service and distribution fees--Class B                                                                  145,666
Service and distribution fees--Class C                                                                  110,784
Transfer agency and service fees                                                                        110,914
Reports and notices to shareholders                                                                      53,405
Professional fees                                                                                        42,535
Custody and accounting                                                                                   39,809
State registration fees                                                                                  20,752
Trustees' fees                                                                                            5,250
Other expenses                                                                                           14,842
                                                                                                    -----------
                                                                                                      1,067,227
                                                                                                    -----------
Net investment income                                                                                 9,178,543
                                                                                                    -----------
REALIZED AND UNREALIZED GAINS (LOSSES) FROM INVESTMENT ACTIVITIES:
Net realized losses from investment transactions                                                     (5,380,120)
Net change in unrealized appreciation/depreciation of investments                                       660,467
                                                                                                    -----------
NET REALIZED AND UNREALIZED LOSS FROM INVESTMENT ACTIVITIES                                          (4,719,653)
                                                                                                    -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                $ 4,458,890
                                                                                                    ===========

                        See accompanying notes to financial statements

STATEMENT OF CHANGES IN NET ASSETS

                                                                                     FOR THE
                                                                                    SIX MONTHS
                                                                                       ENDED          FOR THE
                                                                                   MAY 31, 2001      YEAR ENDED
                                                                                    (UNAUDITED)  NOVEMBER 30, 2000
FROM OPERATIONS:
Net investment income                                                              $ 9,178,543    $  30,201,901
Net realized losses from investment transactions                                    (5,380,120)     (92,495,311)
Net change in unrealized appreciation/depreciation of investments                      660,467      (19,882,362)
                                                                                   ------------   --------------
Net increase (decrease) in net assets resulting from operations                      4,458,890      (82,175,772)
                                                                                   ------------   --------------
DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income--Class A                                                       (6,100,411)     (20,012,025)
Net investment income--Class B                                                       (1,662,139)      (6,184,676)
Net investment income--Class C                                                       (1,724,753)      (6,217,860)
Net investment income--Class Y                                                          (26,112)        (118,564)
                                                                                    ------------  ---------------
Total dividends to shareholders                                                      (9,513,415)     (32,533,125)
                                                                                    ------------  ---------------
FROM BENEFICIAL INTEREST TRANSACTIONS:
Net proceeds from the sale of shares                                                19,135,974       34,043,733
Cost of shares repurchased                                                         (37,892,194)    (175,105,429)
Proceeds from dividends reinvested                                                   3,928,666       13,592,356
                                                                                   ------------   --------------
Net decrease in net assets from beneficial interest transactions                   (14,827,554)    (127,469,340)
                                                                                   ------------   --------------
Net decrease in net assets                                                         (19,882,079)    (242,178,237)

NET ASSETS:
Beginning of period                                                                167,139,272      409,317,509
                                                                                  ------------    -------------
End of period (including undistributed net investment income of
   $664,844 and $999,716, respectively)                                           $147,257,193    $ 167,139,272
                                                                                  ============    =============

                 See accompanying notes to financial statements

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES


   Brinson Managed Investments Trust (the "Trust") was organized under Massachusetts law by a Declaration of Trust dated November 21, 1986 and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as an open-end, diversified investment company. The Trust is a series mutual fund with three funds: PaineWebber High Income Fund (the "Fund"), Brinson Strategy Fund and Brinson Equity Focus Fund. The financial statements for Brinson Strategy Fund and Brinson Equity Focus Fund are not included herein.

   Currently, the Fund offers Class A, Class B, Class C and Class Y shares. Each class represents interests in the same assets of the Fund, and the classes are identical except for differences in their sales charge structures, ongoing service and distribution charges and certain transfer agency expenses. In addition, Class B shares and all corresponding reinvested dividend shares automatically convert to Class A shares approximately six years after issuance. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plan. Class Y shares have no service or distribution plan.

   The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires Fund management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

   VALUATION OF INVESTMENTS--The Fund calculates its net asset value based on the current market value for its portfolio securities. The Fund normally obtains market values for its securities from independent pricing sources. Independent pricing sources may use reported last sale prices, current market quotations or valuations from computerized "matrix" systems that derive values based on comparable securities. Securities traded in the over-the-counter ("OTC") market and listed on The Nasdaq Stock Market, Inc. ("Nasdaq") normally are valued at the last sale price on Nasdaq prior to valuation. Other OTC securities are valued at the last bid price available prior to valuation. Securities which are listed on U.S. and foreign stock exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by Brinson Advisors, Inc. ("Brinson Advisors", formerly known) as Mitchell Hutchins Asset Management Inc.), the investment manager and administrator of the Fund, or by the Fund's sub-advisor. Brinson Advisors is an indirect wholly owned asset management subsidiary of UBS AG. UBS AG is an internationally diversified organization with headquarters in Zurich, Switzerland and operations in many areas of the financial services industry. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Trust's board of trustees (the "Board"). The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with sixty days or less remaining to maturity, unless the board determines that this does not represent fair value.

   REPURCHASE AGREEMENTS--The Fund's custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund occasionally participates in joint repurchase agreement transactions with other funds managed by Brinson Advisors.

   INVESTMENT TRANSACTIONS AND INVESTMENT INCOME--Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

   Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares (or the value of dividend-eligible shares, as appropriate) of each class at the beginning of the day (after adjusting for current capital share activity of the respective classes). Class-specific expenses are charged directly to the applicable class of shares.

   DIVIDENDS AND DISTRIBUTIONS--Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income and distributions from realized capital gains are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

CONCENTRATION OF RISK

   The ability of the issuers of the debt securities held by the Fund to meet their obligations, may be affected by economic developments, including those particular to a specific industry, country or region.

INVESTMENT MANAGER AND ADMINISTRATOR, SUB-ADVISOR

   The Fund has an Investment Management and Administration Contract ("Management Contract") with Brinson Advisors, under which Brinson Advisors serves as investment manager and administrator of the Fund. In accordance with the Management Contract, the Fund pays Brinson Advisors an investment management and administration fee, which is accrued daily and paid monthly, at the annual rate of 0.50% of the Fund's average daily net assets. At May 31, 2001, the Fund owed Brinson Advisors $63,546, in investment management and administration fees.

   Under a separate contract with Brinson Advisors ("Sub-Advisory Contract"), Massachusetts Financial Services Company ("MFS") serves as the sub-advisor for the Fund. Under the Sub-Advisory Contract, Brinson Advisors (not the Fund) pays MFS a fee of 0.45%, accrued daily and payable monthly.

DISTRIBUTION PLANS

   Brinson Advisors is the distributor of the Fund's shares and has appointed UBS PaineWebber, Inc. ("UBS PaineWebber-SM-*), an indirect wholly owned subsidiary of UBS AG, as the exclusive dealer for the sale of those shares. Under separate plans of service and/or distribution pertaining to the Class A, Class B and Class C shares, the Fund pays Brinson Advisors monthly service fees at the annual rate of 0.25% of the average daily net assets of Class A, Class B and Class C shares and monthly distribution fees at the annual rate of 0.75% and 0.50% of the average daily net assets of Class B and Class C shares, respectively. At May 31, 2001, the Fund owed Brinson Advisors $60,624, in service and distribution fees.

   Brinson Advisors also receives the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A, Class B and Class C shares. Brinson Advisors has informed the Fund that for the six months ended May 31, 2001, it earned $77,129 in sales charges.

SECURITY LENDING

   The Fund may lend securities up to 33 1/3% of its total assets to qualified institutions. The loans are secured at all times by cash or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest, determined on a daily basis and adjusted accordingly. The Fund will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. The Fund receives compensation, which is included in interest income, for lending its securities from interest earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. UBS PaineWebber has been approved as a borrower under the Fund's security lending program. For the six months ended May 31, 2001, the Fund did not engage in securities lending.

BANK LINE OF CREDIT

   The Fund may participate with other funds managed by Brinson Advisors in a $200 million committed credit facility ("Facility") to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the Fund at the request of the shareholders and other temporary or emergency purposes. In connection therewith, the Fund has agreed to pay a commitment fee, pro rata, based on the relative asset size of the Funds in the Facility. Interest is charged to the Fund at rates based on prevailing market rates in effect at the time of borrowings. For the six months ended May 31, 2001, the Fund did not borrow under the Facility.

TRANSFER AGENCY SERVICE FEES

   UBS PaineWebber provides transfer agency related services to the Fund pursuant to a delegation of authority from PFPC Inc., the Fund's transfer agent, and is compensated for these services by PFPC Inc., not the Fund. For the six months ended May 31, 2001, UBS PaineWebber received from PFPC Inc. (not the
Fund) approximately 54% of the total transfer agency fees collected by PFPC Inc. from the Fund.

INVESTMENTS IN SECURITIES

   For federal income tax purposes, the cost of securities owned at May 31, 2001 was substantially the same as the cost of securities for financial statement purposes.


* UBS PaineWebber is a service mark of UBS AG.

At May 31, 2001, the components of the net unrealized depreciation of investments was as follows:

          Gross depreciation (investments having an excess of cost over value)           $(91,072,945)
          Gross appreciation (investments having an excess of value over cost)              4,893,041
                                                                                         ------------
          Net unrealized depreciation of investments                                     $(86,179,904)
                                                                                         ============

   For the six months ended May 31, 2001, total aggregate purchases and sales of portfolio securities, excluding short-term securities, were $6,704,380 and
$24,102,606, respectively.

FEDERAL TAX STATUS

   The Fund intends to distribute all of its taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

   At November 30, 2000, the Fund had a net capital loss carryforward of $234,128,875 which is available as a reduction, to the extent provided in the regulations, of future net realized capital gains, and will expire between November 30, 2002 and November 30, 2008. To the extent that such losses are used to offset future net realized capital gains, it is probable that these gains will not be distributed.

SHARES OF BENEFICIAL INTEREST

   There is an unlimited number of $0.001 par value shares of beneficial interest authorized for the Fund. Transactions in shares of beneficial interest were as follows:

                                    CLASS A                    CLASS B                  CLASS C                 CLASS Y
                             SHARES         AMOUNT      SHARES        AMOUNT      SHARES       AMOUNT     SHARES      AMOUNT
SIX MONTHS ENDED
MAY 31, 2001:
Shares sold                2,717,464   $  10,494,080   1,060,324  $  4,210,671   1,113,977  $  4,407,599     5,833  $    23,624
Shares repurchased        (5,936,025)    (23,197,122) (1,649,248)   (6,525,013) (2,024,114)   (8,019,596)  (37,361)    (150,463)
Shares converted from
  Class B to Class A         382,373       1,514,581    (382,804)   (1,514,581)    --                 --        --           --
Dividends reinvested         640,315       2,526,024     150,100       591,768     198,701       785,101     6,529       25,773
                         -----------   -------------- ----------  ------------  ----------  ------------  --------  -----------
Net decrease              (2,195,873)  $  (8,662,437)   (821,628) $ (3,237,155)   (711,436) $ (2,826,896)  (24,999) $  (101,066)
                         ===========   ============== ==========  ============  ==========  ============  ========  ===========
YEAR ENDED
NOVEMBER 30, 2000:
Shares sold                3,330,564   $  22,575,418   1,176,129  $  6,316,352     820,592  $  4,800,286    61,054    $ 351,677
Shares repurchased       (19,083,768)   (102,690,425) (5,993,043)  (35,128,865) (6,678,282)  (35,470,612) (313,755)  (1,815,527)
Shares converted from
  Class B to Class A       2,927,629      13,643,828  (2,929,955)  (13,643,828)         --            --        --           --
Dividends reinvested       1,582,919       8,293,874     395,730     2,094,101     582,660     3,087,759    21,465      116,622
                         -----------   -------------  ----------  ------------  ----------  ------------  --------  -----------
Net decrease             (11,242,656)  $ (58,177,305) (7,351,139) $(40,362,240) (5,275,030) $(27,582,567) (231,236) $(1,347,228)
                         ===========   =============  ==========  ============  ==========  ============  ========  ===========

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                                                                                          CLASS A
                                                    FOR THE
                                                   SIX MONTHS
                                                     ENDED
                                                     MAY 31,                      FOR THE YEARS ENDED NOVEMBER 30,
                                                     2001
                                                  (UNAUDITED)        2000++         1999        1998          1997        1996
Net asset value, beginning of period                 $  3.90      $   6.12      $   6.66      $   7.63     $   7.35     $   6.96
                                                     -------      --------      --------      --------     --------     --------
Net investment income                                   0.23          0.57**        0.71**        0.67         0.69         0.72
Net realized and unrealized gains (losses)
  from investments                                     (0.12)        (2.19)**      (0.55)**      (0.99)        0.27         0.37
                                                     -------      --------      --------      --------     --------     --------
Net increase (decrease) from investment operations      0.11         (1.62)         0.16         (0.32)        0.96         1.09
                                                     -------      --------      --------      --------     --------     --------
Dividends from net investment income                   (0.24)        (0.60)        (0.70)        (0.65)       (0.68)       (0.70)
                                                     -------      --------      --------      --------     --------     --------
Net asset value, end of period                       $  3.77      $   3.90      $   6.12      $   6.66     $   7.63     $   7.35
                                                     =======      ========      ========      ========     ========     ========
Total investment return (1)                             2.70%       (28.32)%        2.42%        (4.46)%      13.59%       16.55%
                                                     =======      ========      ========      ========     ========     ========
Ratios/Supplemental Data:
Net assets, end of period (000's)                    $92,825      $104,692      $232,825      $258,559     $272,325     $243,564
Expenses to average net assets                          1.11%*        1.00%         0.94%         0.91%        0.98%        0.96%
Net investment income to average net assets            11.76%*       10.58%        10.83%         9.10%        9.21%       10.10%
Portfolio turnover rate                                    5%           64%           62%          161%         160%         142%

*    Annualized.
**   Calculated using average daily shares outstanding for the year.
+    Commencement of issuance of shares.
++ Investment Advisory functions for the Fund were transferred from Brinson Advisors, Inc. to Massachusetts Financial Services Company on October 10, 2000.
(1) Total Investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends at net asset value on the ex-dividend dates and a sale at net asset value on the last day of each period reported. The figures do not include sales charges or program fees; results would be lower if they were included. Total investment return for periods less than one year has not been annualized.

                                                                                           CLASS B
                                                    FOR THE
                                                   SIX MONTHS
                                                     ENDED
                                                     MAY 31,                      FOR THE YEARS ENDED NOVEMBER 30,
                                                     2001
                                                  (UNAUDITED)        2000++         1999        1998          1997        1996
Net asset value, beginning of period                 $   3.90      $  6.11      $  6.65      $   7.63     $   7.35     $    6.95
                                                     --------      -------      -------      --------     --------     ---------
Net investment income                                    0.23         0.53**       0.66**        0.63         0.63          0.66
Net realized and unrealized gains
(losses) from investments                               (0.14)       (2.18)**     (0.55)**      (1.01)        0.27          0.39
                                                     --------      -------      -------      --------     --------     ---------
Net increase (decrease) from investment operations       0.09        (1.65)        0.11         (0.38)        0.90          1.05
                                                     --------      -------      -------      --------     --------     ---------
Dividends from net investment income                    (0.22)       (0.56)       (0.65)        (0.60)       (0.62)        (0.65)
                                                     --------      -------      -------      --------     --------     ---------
Net asset value, end of period                       $   3.77      $  3.90      $  6.11      $   6.65     $   7.63     $    7.35
                                                     ========      =======      =======      ========     ========     =========
Total investment return (1)                              2.32%      (28.76)%       1.63%        (5.32)%      12.76%        15.86%
                                                     ========      =======      =======      ========     ========     =========

Ratios/Supplemental Data:
Net assets, end of period (000's)                    $ 26,778      $30,933      $93,390      $176,997     $236,656     $ 215,492
Expenses to average net assets                           1.86%*       1.77%        1.70%         1.66%        1.73%         1.71%
Net investment income to average net assets             11.00%*       9.70%       10.03%         8.30%        8.45%         9.34%
Portfolio turnover rate                                     5%          64%          62%          161%         160%          142%

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                                                                                           CLASS C
                                                      FOR THE
                                                     SIX MONTHS
                                                       ENDED
                                                       MAY 31,                      FOR THE YEARS ENDED NOVEMBER 30,
                                                       2001
                                                    (UNAUDITED)      2000++         1999        1998          1997        1996
Net asset value, beginning of period                  $  3.91      $  6.12       $  6.67      $  7.64     $   7.36      $  6.97
                                                      -------      -------       -------      -------     --------      -------
Net investment income                                    0.22         0.55**        0.67**       0.64         0.65         0.68
Net realized and unrealized gains (losses)
  from investments                                      (0.13)       (2.19)**      (0.55)**     (0.99)        0.27         0.38
                                                      -------      -------       -------      -------     --------      -------
Net increase (decrease) from investment operations       0.09        (1.64)         0.12        (0.35)        0.92         1.06
                                                      -------      -------       -------      -------     --------      -------
Dividends from net investment income                    (0.23)       (0.57)        (0.67)       (0.62)       (0.64)       (0.67)
                                                      -------      -------       -------      -------     --------      -------
Net asset value, end of period                        $  3.77      $  3.91       $  6.12      $  6.67     $   7.64      $  7.36
                                                      =======      =======       =======      =======     ========      =======
Total investment return (1)                              2.18%      (28.51)%        1.75%       (4.92)%      13.03%       15.96%
                                                      =======      =======       =======      =======     ========      =======

Ratios/Supplemental Data:
Net assets, end of period (000's)                     $27,299      $31,049       $80,961      $98,982     $115,757      $94,445
Expenses to average net assets                           1.62%*       1.50%         1.44%        1.41%        1.48%        1.47%
Net investment income to average net assets             11.24%*      10.05%        10.34%        8.58%        8.66%        9.60%
Portfolio turnover rate                                     5%          64%           62%         161%         160%         142%

*    Annualized.
**   Calculated using average daily shares outstanding for the year.
+    Commencement of issuance of shares.
++ Investment Advisory functions for the Fund were transferred from Brinson Advisors, Inc. to Massachusetts Financial Services Company on October 10, 2000.
(1) Total Investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends at net asset value on the ex-dividend dates and a sale at net asset value on the last day of each period reported. The figures do not include sales charges or program fees; results would be lower if they were included. Total investment return for periods less than one year has not been annualized.

                                                                                     CLASS Y
                                                               FOR THE                                  FOR THE PERIOD
                                                             SIX MONTHS                                  FEBRUARY 20,
                                                                ENDED                                       1998++
                                                               MAY 31,        FOR THE YEARS ENDED          THROUGH
                                                                2001              NOVEMBER 30,            NOVEMBER 30,
                                                             (UNAUDITED)      2000++         1999           1998
Net asset value, beginning of period                           $ 3.90        $  6.11         $ 6.65         $ 7.79
                                                              -------        -------         ------         ------
Net investment income                                            0.23           0.62**         0.72**         0.53

Net realized and unrealized gains (losses) from investments     (0.12)         (2.22)**       (0.54)**       (1.14)
                                                              -------        -------         ------         ------
Net increase (decrease) from investment operations               0.11          (1.60)          0.18          (0.61)
                                                              -------        -------         ------         ------
Dividends from net investment income                            (0.24)         (0.61)         (0.72)         (0.53)
                                                              -------        -------         ------         ------
Net asset value, end of period                                 $ 3.77        $  3.90         $ 6.11         $ 6.65
                                                              =======        =======         ======         ======
Total investment return (1)                                      2.84%        (28.01)%         2.68%         (8.43)%
                                                              =======        =======         ======         ======

Ratios/Supplemental Data:
Net assets, end of period (000's)                              $  355        $   466         $2,142         $2,633
Expenses to average net assets                                   0.85%*         0.74%          0.68%          0.63%*
Net investment income to average net assets                     12.02%*        10.62%         11.16%          9.78%*
Portfolio turnover rate                                             5%            64%            62%           161%

SHAREHOLDER INFORMATION

    At a Special Meeting of Shareholders originally scheduled for February 8, 2001, then reconvened on March 1, 2001, the shareholders of the Fund approved the following proposals, as indicated below:

PROPOSAL 1
TO APPROVE A NEW INVESTMENT MANAGEMENT AND ADMINISTRATION CONTRACT BETWEEN THE FUND AND BRINSON ADVISORS (FORMERLY MITCHELL HUTCHINS ASSET MANAGEMENT INC.).

                                                            SHARES
                          SHARES          SHARES           WITHHOLD
                         VOTED FOR        AGAINST          AUTHORITY
       PROPOSAL 1        22,141,678        706,039          878,923

PROPOSAL 2
TO APPROVE A NEW SUB-ADVISORY CONTRACT BETWEEN BRINSON ADVISORS (MITCHELL HUTCHINS ASSET MANAGEMENT INC.) AND MASSACHUSETTS FINANCIAL SERVICES COMPANY.

                                                            SHARES
                          SHARES          SHARES           WITHHOLD
                         VOTED FOR        AGAINST          AUTHORITY
       PROPOSAL 2        22,011,829       771,382          943,429

PROPOSAL 3
TO APPROVE A NEW SUB-ADVISOR APPROVAL POLICY FOR THE FUND.

                                                            SHARES
                          SHARES          SHARES           WITHHOLD
                         VOTED FOR        AGAINST          AUTHORITY
       PROPOSAL 3        21,443,524       1,298,933         984,183

(BROKER NON-VOTES AND ABSTENTIONS ARE INCLUDED WITHIN THE "SHARES WITHHOLD AUTHORITY" TOTALS.)

DIRECTORS
E. Garrett Bewkes, Jr.
CHAIRMAN
Margo N. Alexander
Richard Q. Armstrong
Richard R. Burt
Meyer Feldberg
George W. Gowen
Frederic V. Malek
Carl W. Schafer
Brian M. Storms

PRINCIPAL OFFICERS
Brian M. Storms
PRESIDENT
Amy R. Doberman
VICE PRESIDENT AND SECRETARY
Paul H. Schubert
VICE PRESIDENT AND TREASURER

INVESTMENT MANAGER,
ADMINISTRATOR AND DISTRIBUTOR

Brinson Advisors, Inc.
51 West 52nd Street
New York, New York 10019-6114

SUB-ADVISOR
Massachusetts Financial Services Company
500 Boylston Street
Boston, MA 02116

THIS REPORT IS NOT TO BE USED IN CONNECTION WITH THE OFFERING OF
SHARES OF THE FUND UNLESS ACCOMPANIED OR PRECEDED BY AN EFFECTIVE PROSPECTUS. THE FINANCIAL INFORMATION INCLUDED HEREIN IS TAKEN FROM THE RECORDS OF THE FUND WITHOUT EXAMINATION BY INDEPENDENT AUDITORS WHO DO NOT EXPRESS AN OPINION THEREON.



                               BRINSON ADVISORS
                               (c)2001 Brinson Advisors, Inc.
                               All Rights Reserved